Calvert
International Opportunities Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Australia — 5.4%
Bapcor, Ltd.(1)	812,121	$ 3,349,372
BlueScope Steel, Ltd.	78,093	643,318
Bravura Solutions, Ltd.	1,132,172	3,568,013
carsales.com, Ltd.	213,654	2,644,784
Dexus	348,699	2,238,062
Magellan Financial Group, Ltd.	39,210	1,601,163
Steadfast Group, Ltd.	650,795	1,524,843
WiseTech Global, Ltd.(1)	190,090	2,571,531
		$18,141,086
Austria — 1.2%
BAWAG Group AG(2)(3)	71,799	$2,484,391
CA Immobilien Anlagen AG	43,287	1,447,276
		$3,931,667
Belgium — 1.5%
Barco NV	11,435	$2,019,268
KBC Groep NV	52,986	3,044,109
		$5,063,377
Canada — 2.1%
Agnico Eagle Mines, Ltd.	20,591	$1,318,486
Boyd Group Services, Inc.(1)	14,476	2,154,659
BRP, Inc.	39,859	1,699,938
TMX Group, Ltd.	21,009	2,077,223
		$7,250,306
China — 1.3%
China Meidong Auto Holdings, Ltd.	1,797,825	$4,434,374
		$4,434,374
Denmark — 0.5%
Topdanmark A/S	40,040	$1,658,526
		$1,658,526
France — 1.5%
Nexity S.A.	43,471	$1,414,008
Rubis SCA	76,111	3,669,436
		$5,083,444
Germany — 4.0%
AIXTRON SE(3)	175,344	$2,114,475
Carl Zeiss Meditec AG(3)	19,042	1,854,162
Jenoptik AG	75,161	1,755,907
LEG Immobilien AG	28,290	3,588,179
Norma Group SE(3)	89,141	2,386,042
Security	Shares	Value
Germany (continued)
Rational AG	3,149	$ 1,764,661
Salzgitter AG(3)	13,290	187,004
		$ 13,650,430
Hong Kong — 0.6%
CITIC Telecom International Holdings, Ltd.	6,117,466	$ 1,948,948
		$ 1,948,948
Ireland — 3.6%
Irish Residential Properties REIT PLC	1,676,166	$ 2,654,888
Kerry Group PLC, Class A	24,635	3,060,338
Kingspan Group PLC	55,915	3,609,664
UDG Healthcare PLC	313,685	2,788,075
		$12,112,965
Israel — 0.5%
Amot Investments, Ltd.	380,367	$1,734,141
		$1,734,141
Italy — 5.9%
Amplifon SpA(3)	105,108	$2,807,960
Banca Farmafactoring SpA(2)(3)	559,201	3,186,216
DiaSorin SpA(1)	11,515	2,211,403
FinecoBank Banca Fineco SpA(3)	234,699	3,176,432
Interpump Group SpA	139,931	4,171,885
MARR SpA(3)	98,820	1,486,724
Moncler SpA(3)	76,351	2,935,966
		$19,976,586
Japan — 29.1%
Asahi Co., Ltd.	72,767	$1,006,695
Chiba Bank, Ltd. (The)	485,182	2,293,818
Daiichikosho Co., Ltd.	51,958	1,554,515
FP Corp.	52,530	4,206,505
Fukuoka Financial Group, Inc.	132,608	2,096,653
Invesco Office J-REIT, Inc.	19,150	2,489,602
Itochu Techno-Solutions Corp.	166,310	6,254,383
J. Front Retailing Co., Ltd.	203,283	1,359,999
Japan Hotel REIT Investment Corp.(1)	4,507	1,869,568
Japan Lifeline Co., Ltd.	172,333	2,284,563
Kenedix, Inc.(1)	583,611	2,884,338
Kewpie Corp.	84,033	1,583,519
Kose Corp.	19,961	2,416,220
K's Holdings Corp.	242,305	3,309,914
Kuraray Co., Ltd.(1)	383,040	4,008,408
Kyoritsu Maintenance Co., Ltd.	91,678	3,136,361
Lion Corp.(1)	184,906	4,447,288
Makita Corp.	93,844	3,412,585

Calvert
International Opportunities Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsui Fudosan Logistics Park, Inc.	1,037	$ 4,636,544
Miura Co., Ltd.	100,686	4,195,605
Morinaga & Co., Ltd.	82,470	3,202,561
Nabtesco Corp.(1)	147,463	4,563,562
Nohmi Bosai, Ltd.	237,280	4,610,453
Nomura Co., Ltd.	336,744	2,813,397
OSG Corp.(1)	175,122	2,686,687
Penta-Ocean Construction Co., Ltd.	592,595	3,200,249
Sakata Seed Corp.	79,937	2,553,169
Sankyu, Inc.	91,832	3,461,210
Ship Healthcare Holdings, Inc.	89,427	3,742,621
Sumco Corp.(1)	203,028	3,121,379
Yamaha Corp.	105,662	4,983,555
		$98,385,926
Luxembourg — 0.2%
APERAM S.A.	21,929	$614,765
		$614,765
Netherlands — 3.5%
Aalberts NV(1)	143,049	$4,690,694
Core Laboratories NV	16,668	338,694
Euronext NV(2)	20,640	2,077,502
IMCD NV(1)	50,410	4,753,633
		$11,860,523
New Zealand — 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	126,074	$2,904,341
		$2,904,341
Norway — 1.5%
Entra ASA(2)	258,161	$3,309,278
SpareBank 1 SR-Bank ASA(3)	151,527	1,108,568
TGS NOPEC Geophysical Co. ASA	38,715	571,106
		$4,988,952
Portugal — 0.7%
NOS SGPS S.A.(1)	514,106	$2,245,536
		$2,245,536
Singapore — 0.7%
Frasers Logistics & Commercial Trust	2,930,900	$2,524,793
		$2,524,793
Spain — 0.9%
Acciona S.A.(1)	15,810	$1,555,314
Inmobiliaria Colonial Socimi S.A.	150,500	1,330,709
		$2,886,023
Security	Shares	Value
Sweden — 6.9%
AddTech AB, Class B	124,118	$ 5,019,945
Assa Abloy AB, Class B	205,105	4,197,982
Autoliv, Inc.	21,345	1,376,966
Boliden AB	69,157	1,586,215
Hexagon AB, Class B(3)	49,429	2,902,747
Indutrade AB(3)	125,045	4,959,533
Thule Group AB(2)	123,741	3,141,978
		$ 23,185,366
Switzerland — 7.6%
Belimo Holding AG	256	$1,894,585
Bossard Holding AG, Class A	20,292	3,110,367
Cembra Money Bank AG	21,484	2,100,130
Galenica AG(2)	33,438	2,397,346
Logitech International S.A.	43,094	2,823,922
Partners Group Holding AG	3,751	3,416,009
Sika AG	27,456	5,292,756
Straumann Holding AG	3,674	3,176,122
VZ Holding AG	20,927	1,570,465
		$25,781,702
United Kingdom — 17.6%
Abcam PLC	206,193	$3,405,481
Avast PLC(2)	442,396	2,891,439
Bellway PLC	61,766	1,945,396
Compass Group PLC	126,532	1,740,885
Cranswick PLC	66,148	2,963,039
Dechra Pharmaceuticals PLC	100,496	3,539,744
Diploma PLC	187,489	4,168,014
DS Smith PLC	807,323	3,277,302
First Derivatives PLC	59,684	1,888,585
Games Workshop Group PLC	41,076	4,081,539
Grainger PLC	580,733	2,060,687
Halma PLC	153,340	4,368,687
Howden Joinery Group PLC	248,961	1,704,430
InterContinental Hotels Group PLC	51,249	2,262,395
Judges Scientific PLC	49,178	3,087,682
Lancashire Holdings, Ltd.	189,355	1,898,814
Melrose Industries PLC	2,622,685	3,696,786
Nomad Foods, Ltd.(3)	198,361	4,254,843
Spirax-Sarco Engineering PLC	21,242	2,615,101
St. James's Place PLC	309,273	3,636,576
		$59,487,425
Total Common Stocks (identified cost $297,940,728)		$329,851,202

Calvert
International Opportunities Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Exchange-Traded Fund — 1.0%
Vanguard MSCI Australian Small Companies Index ETF	84,564	$ 3,315,099
Total Exchange-Traded Funds (identified cost $3,422,301)		$ 3,315,099

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$1,159	$ 1,142,109
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	111	106,993
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	142	121,545
Total High Social Impact Investments (identified cost $1,412,184)		$ 1,370,647

Short-Term Investments — 5.1%

Other — 0.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	1,712,459	$ 1,712,459
Total Other (identified cost $1,712,459)		$ 1,712,459

Securities Lending Collateral — 4.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(8)	15,562,630	$ 15,562,630
Total Securities Lending Collateral (identified cost $15,562,630)		$ 15,562,630
Total Short-Term Investments (identified cost $17,275,089)		$ 17,275,089

Total Investments — 104.2% (identified cost $320,050,302)	$351,812,037
Other Assets, Less Liabilities — (4.2)%	$(14,050,358)
Net Assets — 100.0%	$337,761,679

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $34,731,299 and the total market value of the collateral received by the Fund was $36,042,956, comprised of cash of $15,562,630 and U.S. government and/or agencies securities of $20,480,326.
(2)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $19,488,150, which represents 5.8% of the net assets of the Fund as of June 30, 2020.
(3)	Non-income producing security.
(4)	Affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $1,370,647, which represents 0.4% of the net assets of the Fund as of June 30, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.4%
Information Technology	12.1
Consumer Discretionary	12.1
Financials	11.5
Real Estate	10.1
Health Care	9.2
Consumer Staples	7.7
Materials	6.3
Communication Services	2.5
Utilities	1.5
Exchange-Traded Funds	1.0
High Social Impact Investments	0.4
Energy	0.3
Total	99.1%

Calvert
International Opportunities Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,159,184
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	111,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	142,000
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $2,854,568, which represents 0.9% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$994,710	$ —	$(1,000,000)	$ —	$5,290	$ —	$2,917	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,159,184	—	—	(17,075)	1,142,109	9,418	1,159,184
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	5,650,052	(3,937,593)	—	—	1,712,459	166	1,712,459
Totals				$ —	$(11,785)	$2,854,568	$12,501

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$ 18,141,086	$ —	$18,141,086
Austria	—	3,931,667	—	3,931,667
Belgium	—	5,063,377	—	5,063,377
Canada	7,250,306	—	—	7,250,306
China	—	4,434,374	—	4,434,374
Denmark	—	1,658,526	—	1,658,526
France	—	5,083,444	—	5,083,444
Germany	—	13,650,430	—	13,650,430
Hong Kong	—	1,948,948	—	1,948,948
Ireland	—	12,112,965	—	12,112,965
Israel	—	1,734,141	—	1,734,141
Italy	—	19,976,586	—	19,976,586

Calvert
International Opportunities Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Japan	$—	$ 98,385,926	$ —	$98,385,926
Luxembourg	—	614,765	—	614,765
Netherlands	338,694	11,521,829	—	11,860,523
New Zealand	—	2,904,341	—	2,904,341
Norway	—	4,988,952	—	4,988,952
Portugal	—	2,245,536	—	2,245,536
Singapore	—	2,524,793	—	2,524,793
Spain	—	2,886,023	—	2,886,023
Sweden	1,376,966	21,808,400	—	23,185,366
Switzerland	—	25,781,702	—	25,781,702
United Kingdom	4,254,843	55,232,582	—	59,487,425
Total Common Stocks	$13,220,809	$316,630,393(1)	$—	$329,851,202
Exchange-Traded Funds	$—	$3,315,099	$—	$3,315,099
High Social Impact Investments	—	1,370,647	—	1,370,647
Short-Term Investments:
Other	—	1,712,459	—	1,712,459
Securities Lending Collateral	15,562,630	—	—	15,562,630
Total Investments	$28,783,439	$323,028,598	$ —	$351,812,037

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.